Note 5 - Short-term Investments - Schedule of Short-term Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Dec. 01, 2024	Dec. 01, 2023
Australian mines limited [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)		84,429,563
Investment, fair value	$ 1,313			$ 0
Increase (decrease) through equity investments designated at fair value through other comprehensive income	607
Investment, unrealized gains (losses)	706
Galleon Gold Corp. [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)		100,000	100,000
Investment, fair value	70	$ 18		18	$ 10
Increase (decrease) through equity investments designated at fair value through other comprehensive income	0	0
Investment, unrealized gains (losses)	52	$ 8
Short-term investments [member]
Statement Line Items [Line Items]
Investment, fair value	1,383			$ 18
Increase (decrease) through equity investments designated at fair value through other comprehensive income	607
Investment, unrealized gains (losses)	$ 758